Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.7%
Aerospace & Defense - 1.0%
The Boeing Company (n)	2,700	$570,132

Air Freight & Logistics - 1.2%
Expeditors International of Washington, Inc.	400	48,452
FedEx Corp.	1,800	446,220
United Parcel Service, Inc., Class B	1,150	206,138
		700,810
Automobiles - 3.3%
Ford Motor Company	2,500	37,825
General Motors Company	1,000	38,560
NIO, Inc. - ADR (n)	3,500	33,915
Tesla, Inc. (n)	6,800	1,780,036
		1,890,336
Banks - 0.5%
Bank of America Corp.	1,600	45,904
JPMorgan Chase & Company	700	101,808
The PNC Financial Services Group, Inc.	300	37,785
U.S. Bancorp	1,400	46,256
Wells Fargo & Company	1,100	46,948
		278,701
Beverages - 0.2%
Diageo PLC - ADR	200	34,696
Monster Beverage Corp. (n)	500	28,720
PepsiCo, Inc.	250	46,305
		109,721
Biotechnology - 0.9%
AbbVie, Inc.	400	53,892
ACADIA Pharmaceuticals, Inc. (n)	500	11,975
Gilead Sciences, Inc.	500	38,535
Incyte Corp. (n)	800	49,800
Intercept Pharmaceuticals, Inc. (n)	2,000	22,120
Moderna, Inc. (n)	1,200	145,800
Regeneron Pharmaceuticals, Inc. (n)	100	71,854
TG Therapeutics, Inc. (n)	1,200	29,808
Ultragenyx Pharmaceutical, Inc. (n)	700	32,291
Vertex Pharmaceuticals, Inc. (n)	150	52,786
		508,861
Broadline Retail - 5.4%
Amazon.com, Inc. (n)	22,600	2,946,136
eBay, Inc.	1,500	67,035
Nordstrom, Inc.	2,200	45,034
PDD Holdings, Inc. - ADR (n)	500	34,570
		3,092,775
Building Products - 0.2%
Carlisle Companies, Inc.	150	38,479
Fortune Brands Innovations, Inc.	900	64,755
Masterbrand, Inc. (n)	500	5,815
		109,049
Capital Markets - 1.5%
Blackstone, Inc.	500	46,485
The Charles Schwab Corp.	4,600	260,728
FactSet Research Systems, Inc.	150	60,097
The Goldman Sachs Group, Inc.	300	96,762
Intercontinental Exchange, Inc.	350	39,578
Morgan Stanley	600	51,240
State Street Corp.	600	43,908
T. Rowe Price Group, Inc.	2,150	240,843
		839,641
Chemicals - 0.1%
The Sherwin-Williams Company	150	39,828

Commercial Services & Supplies - 0.2%
Cintas Corp.	100	49,708
Copart, Inc. (n)	500	45,605
Republic Services, Inc.	250	38,293
		133,606
Communications Equipment - 0.5%
Arista Networks, Inc. (n)	150	24,309
Cisco Systems, Inc.	3,200	165,568
F5, Inc. (n)	750	109,695
		299,572
Consumer Finance - 0.2%
American Express Company	500	87,100
Upstart Holdings, Inc. (n)	600	21,486
		108,586
Consumer Staples Distribution - 5.3%
Casey's General Stores, Inc.	200	48,776
Costco Wholesale Corp.	2,150	1,157,517
Dollar General Corp.	650	110,357
Dollar Tree, Inc. (n)	800	114,800
Walmart, Inc.	10,000	1,571,800
		3,003,250
Electronic Equipment, Instruments & Components - 0.8%
CDW Corp.	250	45,875
Cognex Corp.	400	22,408
Coherent Corp. (n)	600	30,588
Jabil, Inc.	800	86,344
Keysight Technologies, Inc. (n)	200	33,490
Littelfuse, Inc.	200	58,262
TE Connectivity Ltd.	400	56,064
Zebra Technologies Corp., Class A (n)	400	118,332
		451,363
Energy Equipment & Services - 0.2%
Halliburton Company	1,400	46,186
Schlumberger N.V.	800	39,296
Transocean, Ltd. (n)	3,000	21,030
		106,512
Entertainment - 5.5%
Electronic Arts, Inc.	800	103,760
Live Nation Entertainment, Inc. (n)	400	36,444
Netflix, Inc. (n)	6,150	2,709,014
ROBLOX Corp., Class A (n)	800	32,240
Roku, Inc. (n)	900	57,564
Spotify Technology SA (n)	400	64,220
Take-Two Interactive Software, Inc. (n)	250	36,790
Tencent Music Entertainment Group - ADR (n)	2,000	14,760
The Walt Disney Company (n)	1,100	98,208
		3,153,000
Financial Services - 3.7%
Berkshire Hathaway, Inc., Class B (n)	2,500	852,500
Block, Inc. (n)	700	46,599
Euronet Worldwide, Inc. (n)	400	46,948
Fidelity National Information Services, Inc.	800	43,760
Fiserv, Inc. (n)	700	88,305
FleetCor Technologies, Inc. (n)	300	75,324
Global Payments, Inc.	400	39,408
Jack Henry & Associates, Inc.	250	41,832
Mastercard, Inc., Class A	900	353,970
PayPal Holdings, Inc. (n)	1,600	106,768
Visa, Inc., Class A	1,700	403,716
		2,099,130
Food Products - 0.1%
Mondelez International, Inc., Class A	500	36,470

Ground Transportation - 0.3%
Uber Technologies, Inc. (n)	3,400	146,778

Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	400	43,608
Align Technology, Inc. (n)	150	53,046
Baxter International, Inc.	1,100	50,116
Becton, Dickinson and Company	150	39,601
Boston Scientific Corp. (n)	900	48,681
Dexcom, Inc. (n)	300	38,553
Edwards Lifesciences Corp. (n)	400	37,732
GE HealthCare Technologies, Inc.	1,233	100,169
Intuitive Surgical, Inc. (n)	1,850	632,589
Masimo Corp. (n)	250	41,137
Medtronic PLC	600	52,860
Shockwave Medical, Inc. (n)	150	42,812
Stryker Corp.	200	61,018
Zimmer Biomet Holdings, Inc.	550	80,080
		1,322,002
Health Care Providers & Services - 0.8%
AmerisourceBergen Corp.	250	48,107
Cardinal Health, Inc.	300	28,371
Elevance Health, Inc.	100	44,429
Fresenius Medical Care AG & Company KGaA - ADR	1,700	40,681
HCA Healthcare, Inc.	700	212,436
McKesson Corp.	250	106,828
		480,852
Health Care Technology - 0.1%
Schrodinger, Inc. (n)	600	29,952
Veeva Systems, Inc., Class A (n)	200	39,546
		69,498
Hotels, Restaurants & Leisure - 9.2%
Airbnb, Inc., Class A (n)	3,650	467,784
Booking Holdings, Inc. (n)	450	1,215,148
Carnival Corp. (n)	7,600	143,108
Chipotle Mexican Grill, Inc. (n)	300	641,700
Choice Hotels International, Inc.	1,200	141,024
Darden Restaurants, Inc.	500	83,540
Domino's Pizza, Inc.	150	50,548
DraftKings, Inc., Class A (n)	1,400	37,198
Expedia Group, Inc. (n)	1,800	196,902
Hilton Worldwide Holdings, Inc.	900	130,995
Hyatt Hotels Corp., Class A	800	91,664
Jack in the Box, Inc.	400	39,012
Las Vegas Sands Corp. (n)	1,200	69,600
Marriott International, Inc., Class A	1,150	211,244
McDonald's Corp.	950	283,490
MGM Resorts International	10,900	478,728
Norwegian Cruise Line Holdings Ltd. (n)	3,400	74,018
Restaurant Brands International, Inc.	400	31,008
Royal Caribbean Cruises Ltd. (n)	900	93,366
Shake Shack, Inc., Class A (n)	1,100	85,492
Starbucks Corp.	3,000	297,180
Texas Roadhouse, Inc.	300	33,684
Wingstop, Inc.	300	60,048
Wynn Resorts Ltd.	1,400	147,854
Yum! Brands, Inc.	1,100	152,405
		5,256,740
Household Durables - 1.1%
DR Horton, Inc.	400	48,676
KB Home	2,100	108,591
Lennar Corp., Class A	1,500	187,965
Meritage Homes Corp.	500	71,135
PulteGroup, Inc.	1,800	139,824
Taylor Morrison Home Corp. (n)	900	43,893
Toll Brothers, Inc.	600	47,442
		647,526
Household Products - 0.1%
The Procter & Gamble Company	300	45,522

Industrial Conglomerates - 0.4%
General Electric Company	1,700	186,745
Honeywell International, Inc.	250	51,875
		238,620
Interactive Media & Services - 9.4%
Alphabet, Inc., Class A (n)	8,000	957,600
Alphabet, Inc., Class C (n)	10,750	1,300,427
Baidu, Inc. - ADR (n)	450	61,610
Meta Platforms, Inc., Class A (n)	10,150	2,912,847
Nextdoor Holdings, Inc. (n)	5,000	16,300
Pinterest, Inc., Class A (n)	1,500	41,010
Snap, Inc., Class A (n)	2,800	33,152
TripAdvisor, Inc. (n)	1,700	28,033
		5,350,979
IT Services - 1.9%
Accenture PLC, Class A	150	46,287
Akamai Technologies, Inc. (n)	500	44,935
Cloudflare, Inc., Class A (n)	2,600	169,962
EPAM Systems, Inc. (n)	200	44,950
Fastly, Inc., Class A (n)	2,400	37,848
Gartner, Inc. (n)	150	52,546
MongoDB, Inc. (n)	650	267,144
Shopify, Inc., Class A (n)	2,800	180,880
Snowflake, Inc., Class A (n)	1,100	193,578
Twilio, Inc., Class A (n)	600	38,172
Wix.com Ltd. (n)	500	39,120
		1,115,422
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	750	90,187
ICON PLC (n)	200	50,040
Illumina, Inc. (n)	200	37,498
OmniAb, Inc. (n)	2,450	12,324
Thermo Fisher Scientific, Inc.	200	104,350
		294,399
Machinery - 0.5%
Caterpillar, Inc.	500	123,025
Deere & Company	150	60,778
The Middleby Corp. (n)	250	36,958
Parker-Hannifin Corp.	100	39,004
Stanley Black & Decker, Inc.	400	37,484
		297,249
Media - 0.3%
The Trade Desk, Inc., Class A (n)	2,300	177,606

Oil, Gas & Consumable Fuels - 0.4%
Diamondback Energy, Inc.	400	52,544
EOG Resources, Inc.	400	45,776
EQT Corp.	900	37,017
Texas Pacific Land Corp.	50	65,825
Vitesse Energy, Inc.	129	2,890
		204,052
Passenger Airlines - 1.5%
Alaska Air Group, Inc. (n)	700	37,226
Allegiant Travel Company (n)	500	63,140
American Airlines Group, Inc. (n)	3,900	69,966
Delta Air Lines, Inc. (n)	4,600	218,684
Hawaiian Holdings, Inc. (n)	5,000	53,850
JetBlue Airways Corp. (n)	6,500	57,590
Southwest Airlines Company	4,300	155,703
Spirit Airlines, Inc.	1,800	30,888
United Airlines Holdings, Inc. (n)	3,600	197,532
		884,579
Personal Care Products - 0.1%
elf Beauty, Inc. (n)	650	74,250

Pharmaceuticals - 1.1%
Cassava Sciences, Inc. (n)	1,500	36,780
Eli Lilly & Company	800	375,184
Johnson & Johnson	300	49,656
Merck & Company, Inc.	500	57,695
Novartis AG - ADR	1,000	100,910
Reata Pharmaceuticals, Inc., Class A (n)	200	20,392
		640,617
Professional Services - 1.5%
Automatic Data Processing, Inc.	500	109,895
Equifax, Inc.	150	35,295
Fiverr International Ltd. (n)	500	13,005
Jacobs Solutions, Inc.	650	77,278
Legalzoom.com, Inc. (n)	2,800	33,824
Paychex, Inc.	1,300	145,431
Paycom Software, Inc.	350	112,434
Paylocity Holding Corp. (n)	200	36,906
Verisk Analytics, Inc.	1,250	282,538
		846,606
Real Estate Management & Development - 0.5%
Compass, Inc., Class A (n)	3,000	10,500
Redfin Corp. (n)	15,000	186,300
Zillow Group, Inc., Class C (n)	1,400	70,364
		267,164
Retail Real Estate Investment Trusts - 0.0%
Simon Property Group, Inc.	200	23,096

Semiconductors & Semiconductor Equipment - 7.1%
Advanced Micro Devices, Inc. (n)	3,706	422,150
Ambarella, Inc. (n)	400	33,468
ASML Holding N.V.	50	36,238
Broadcom, Inc.	200	173,486
First Solar, Inc. (n)	150	28,513
Intel Corp.	3,000	100,320
Lattice Semiconductor Corp. (n)	400	38,428
Marvell Technology, Inc.	1,400	83,692
Microchip Technology, Inc.	800	71,672
NVIDIA Corp.	6,200	2,622,724
NXP Semiconductors N.V.	400	81,872
Rambus, Inc. (n)	400	25,668
Skyworks Solutions, Inc.	550	60,879
Synaptics, Inc. (n)	1,000	85,380
Teradyne, Inc.	750	83,498
Texas Instruments, Inc.	300	54,006
Universal Display Corp.	250	36,033
		4,038,027
Software - 18.6%
Adobe, Inc. (n)	900	440,091
C3.ai, Inc., Class A (n)	11,600	422,588
Cadence Design Systems, Inc. (n)	350	82,082
Check Point Software Technologies Ltd. (n)	800	100,496
Crowdstrike Holdings, Inc., Class A (n)	3,450	506,701
CyberArk Software Ltd. (n)	850	132,881
Datadog, Inc., Class A (n)	3,000	295,140
DocuSign, Inc. (n)	1,200	61,308
Fair Isaac Corp. (n)	150	121,381
Five9, Inc. (n)	600	49,470
Fortinet, Inc. (n)	1,300	98,267
Gitlab, Inc., Class A (n)	600	30,666
Intuit, Inc.	400	183,276
JFrog Ltd. (n)	1,000	27,700
Microsoft Corp.	9,000	3,064,860
Oracle Corp.	11,600	1,381,444
Palantir Technologies, Inc., Class A (n)	16,700	256,011
Palo Alto Networks, Inc. (n)	5,950	1,520,285
Pegasystems, Inc.	700	34,510
Qualys, Inc. (n)	300	38,751
Salesforce, Inc. (n)	4,650	982,359
SAP SE - ADR	1,100	150,491
ServiceNow, Inc. (n)	100	56,197
Splunk, Inc. (n)	600	63,654
Teradata Corp. (n)	800	42,728
Unity Software, Inc. (n)	900	39,078
VMware, Inc., Class A (n)	2,286	328,475
Workday, Inc., Class A (n)	350	79,062
Zoom Video Communications, Inc., Class A (n)	800	54,304
		10,644,256
Specialized Real Estate Investment Trusts - 0.1%
American Tower Corp.	250	48,485

Specialty Retail - 4.9%
AutoNation, Inc. (n)	250	41,153
AutoZone, Inc. (n)	300	748,008
Best Buy Company, Inc.	3,100	254,045
CarMax, Inc. (n)	1,700	142,290
Floor & Decor Holdings, Inc., Class A (n)	400	41,584
The Home Depot, Inc.	1,100	341,704
Lowe's Companies, Inc.	1,350	304,695
O'Reilly Automotive, Inc. (n)	150	143,295
Overstock.com, Inc. (n)	1,600	52,112
Ross Stores, Inc.	1,700	190,621
Signet Jewelers Ltd.	700	45,682
Stitch Fix, Inc., Class A (n)	3,000	11,550
The TJX Companies, Inc.	3,700	313,723
Ulta Beauty, Inc. (n)	150	70,589
Wayfair, Inc., Class A (n)	1,100	71,511
		2,772,562
Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.	13,150	2,550,705
Dell Technologies, Inc., Class C	1,700	91,987
		2,642,692
Textiles, Apparel & Luxury Goods - 0.3%
Crocs, Inc. (n)	400	44,976
Lululemon Athletica, Inc. (n)	300	113,550
Ralph Lauren Corp.	200	24,660
		183,186
Trading Companies & Distributors - 0.3%
Fastenal Company	700	41,293
United Rentals, Inc.	150	66,806
W.W. Grainger, Inc.	50	39,429
		147,528
TOTAL COMMON STOCKS
(cost $42,097,318)		56,391,636

RIGHTS - 0.0%
Biotechnology - 0.0%
Achillion Pharmaceuticals, Inc. (f) (n)	3,000	0

Life Sciences Tools & Services - 0.0%
OmniAb Operations, Inc. (f) (n)	189	0
OmniAb Operations, Inc. (f) (n)	189	0
		0
TOTAL RIGHTS
(cost $0)		0

MONEY MARKET FUNDS - 2.5%
First American Government Obligations Fund, Class X, 5.01% (y)	1,437,971	1,437,971
TOTAL MONEY MARKET FUNDS
(cost $1,437,971)		1,437,971

TOTAL INVESTMENTS - 101.2%
(cost $43,535,289)		57,829,607
Other assets and liabilities, net - (1.2)%		(715,615)

TOTAL NET ASSETS - 100.0%		$57,113,992

Percentages for the various classifications are based on net assets.
(f)
-  Security valued at fair value as determined by the investment adviser as the valuation designee appointed by the Board of Directors (the "Board"), in accordance with valuation procedures approved by the Board.  Value determined using significant unobservable inputs.

(n)	- Non-income producing security.
(y)	- Rate shown is the 7-day effective yield as of June 30, 2023.
ADR	- American Depositary Receipt

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Each security, excluding short-term investments and money market funds, is valued at the last sale price reported by the principal security exchange on which the issue is traded (other than The Nasdaq OMX Group, Inc., referred to as “Nasdaq”), or if no sale is reported, the latest bid price.  Securities which are traded on Nasdaq (including closed-end funds) under one of its three listing tiers, Nasdaq Global Market, Nasdaq Global Select Market and Nasdaq Capital Market, are valued at the Nasdaq Official Closing Price, or if no sale is reported, the latest bid price.  Short-term investments with maturities of 60 days or less may be valued on an amortized cost basis to the extent it is equivalent to fair value, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. Amortized cost will not be used if its use would be inappropriate due to credit or other impairments of the issuer. Money market funds are valued at their net asset value per share. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser as the valuation designee appointed by the Board of Directors (the “Board”), in accordance with valuation procedures approved by the Board. The fair value of a security is the amount which the Fund might receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE.

Under accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets that the Fund has the ability to access.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2023, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 - Common Stocks*	$56,391,636
Money Market Funds	1,437,971
Total Level 1	57,829,607
Level 2 - None	-
Level 3 - Rights	0
Total	$57,829,607

* Please refer to the Schedule of Investments to view common stocks segregated by industry type.